Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 3 - Cash and Cash Equivalents
	December 31,	December 31,
	2023	2022
	USD thousands	USD thousands
In USD	6,718	10,663
In NIS	2,574	2,756
In other currencies	*-	100

	9,292	13,519
*Less than 1 thousand